Merger (Details Narrative) - $ / shares	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016
Business Acquisition [Line Items]
Common stock outstanding	20,402,602	11,801,369
Hydra Industries Acquisition Corp [Member]
Business Acquisition [Line Items]
Number of common stock issued	11,815,435
Common stock outstanding	20,213,466
Number of warrants issued to purchase common stock	9,539,615
Hydra Industries Acquisition Corp [Member] | Stock Warrants [Member]
Business Acquisition [Line Items]
Number of warrants issued to purchase common stock	9,539,615
Outstanding warrants	19,079,230
Number of securities coverted to warrant or Right	0.5
Warrant exercise price (in dollars per shares)	$ 11.50
Warrant exercisable date	Dec. 23, 2021
Share price (in dollars per share)	$ 24.00
Warrant redeem price (in dollars per shares)	$ 0.01
Hydra Industries Acquisition Corp [Member] | Stock Warrants [Member] | IPO [Member]
Business Acquisition [Line Items]
Number of warrants issued to purchase common stock	8,000,000
Hydra Industries Acquisition Corp [Member] | Stock Warrants [Member] | Private Placement [Member]
Business Acquisition [Line Items]
Number of warrants issued to purchase common stock	11,079,230